As filed with the Securities and Exchange Commission on or about May 7, 2002

                                      Securities Act Registration No. 333-66647
                               Investment Company Act Registration No. 811-9091




                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [   ]
         Pre-Effective Amendment No.                                    [   ]
         Post-Effective Amendment No.   10                              [ X ]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [   ]
         Amendment No.  11                                              [ X ]

                          (Check appropriate box or boxes)

                          STRONG LIFE STAGE SERIES, INC.
                   (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                            53051
(Address of Principal Executive Offices)                              (Zip Code)

        Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)



It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

[ X ] immediately  upon filing pursuant to paragraph (b) of Rule 485
[   ] on (date) pursuant to paragraph (b) of Rule 485
[   ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ] on (date) pursuant to paragraph (a)(1) of Rule 485
[   ] 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 6th day of May, 2002.

                                  STRONG LIFE STAGE SERIES, INC.
                                  (Registrant)


                                        BY: /s/ Richard W. Smirl
                                  ----------------------------------------------
                                 Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

NAME                                            TITLE                                       DATED AS OF

                                                Chairman of the Board (Principal
/s/ Richard S. Strong                           Executive Officer) and a Director           May 6, 2002
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                         May 6, 2002
-----------------------------------------------
John W. Widmer


                                                Director                                    May 6, 2002
-----------------------------------------------
Willie D. Davis*


                                                Director                                    May 6, 2002
-----------------------------------------------
William F. Vogt*


                                                Director                                    May 6, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Director                                    May 6, 2002
-----------------------------------------------
Neal Malicky*


                                               Director                                    May 6, 2002
----------------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 10 and Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A.



                                     By: /s/ Gilbert L. Southwell III
                                ---------------------------------------------
                                    Gilbert L. Southwell, III

                                  EXHIBIT INDEX

                                                                                                   EDGAR
  EXHIBIT NO.                                         EXHIBIT                                      EXHIBIT NO.
  -----------                                         -------                                      -----------

(h)               Amended and Restated Transfer and Dividend Disbursing Agent Agreement            EX-99.h
(q.1)             Power of Attorney dated May 3, 2002                                              EX-99.q1
